Basis of Presentation	12 Months Ended
Mar. 31, 2021
Basis of Presentation [Abstract]
Basis of Presentation [Text Block]

2. Basis of Presentation

(a) Statement of Compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and Interpretations issued by the International Financial Reporting Standards Interpretations Committee ("IFRIC").

The consolidated financial statements have been prepared on a historical cost basis except for some financial instruments that have been measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The Company is in the business of the mining and sale of digital currencies, many aspects of which are not specifically addressed by current IFRS guidance. The Company is required to make judgements as to the application of IFRS and the selection of accounting policies. The Company has disclosed its presentation, recognition and derecognition, and measurement of digital currencies, and the recognition of revenue as well as significant assumptions and judgements; however, if specific guidance is enacted by the IASB in the future, the impact may result in changes to the Company's earnings and financial position as presented.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors on September 23, 2021.

(b) Consolidation

These consolidated financial statements include the financial statements of the Company and its wholly- owned subsidiaries, which are controlled by the Company (the "Group"). Control is achieved when the parent company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has all of the following: (i) power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee); (ii) exposure, or rights, to variable returns from its involvement with the investee; and (iii) the ability to use its power over the investee to affect its returns.

The financial statements of subsidiaries are included in these consolidated financial statements from the date that control commences until the date that control ceases. All significant inter-company transactions, balances, income and expenses are eliminated on consolidation.

As of March 31, 2021, the Company had the following wholly owned subsidiaries: HIVE Blockchain Switzerland AG, Bikupa Datacenter AB, Hive Digital Data Ltd., 9376-9974 Quebec Inc., and Liv Eiendom AS. HIVE Blockchain Switzerland AG had one wholly owned subsidiary, HIVE Blockchain Iceland ehf. Liv Eiendom AS had one wholly owned subsidiary, Kolos Norway AS.

(c) Presentation and functional currency

Foreign currency transactions are recorded at the exchange rate as at the date of the transaction. At each statement of financial position date, monetary assets and liabilities are translated using the year end foreign exchange rate. Non-monetary assets and liabilities in foreign currencies other than the functional currency are translated using the historical rate. All gains and losses on translation of these foreign currency transactions are included in the profit and loss. The functional currency for HIVE Blockchain Technologies Ltd. is the Canadian dollar, and it is the US dollar for its other wholly owned subsidiaries.

(d) Comprehensive income (loss)

Total comprehensive income (loss) comprises all components of profit or loss and other comprehensive income (loss). Other comprehensive income (loss) includes gains and losses from translating the financial statements of an entity's whose functional currency differs from the presentation currency.